Trade Receivables (Details) - Schedule of Trade Receivables - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables [Line Items]
Trade receivables	R$ 1,199	R$ 570
Credit card companies [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	589	241
Credit card companies with related parties [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	211	49
Sales ticket and payment slips [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	333	249
Related parties [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		24
Suppliers and others [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	81	18
Trade Receivables [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	1,214	581
Provision for expected credit losses [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	R$ (15)	R$ (11)